Business combinations - Acquisitions in 2019 - Additional Information (Details) - Summa Equity Holding AB group $ in Thousands	Mar. 07, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting interest acquired	100.00%
Goodwill	$ 161,123
Acquisition-related costs	14,666
Revenue	46,318
Net loss	19,498
Purchase price, entirely settled in cash	299,382
Contingent consideration arrangements	0
Technology
Disclosure of detailed information about business combination [line items]
Purchase price allocation of acquired	86,473
Multi-period excess earnings method
Disclosure of detailed information about business combination [line items]
Purchase price allocation of acquired	38,693
Royalty method
Disclosure of detailed information about business combination [line items]
Purchase price allocation of acquired	$ 24,618